INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

20.	INCOME TAXES

The Company is subject to federal and various state income taxes in the U.S. as well as income taxes in various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations. The Company is no longer subject to U.S. federal tax examinations for years through 2017, nor to corporate tax examination for years through 2018 in the U.K. In addition, the statute of limitations for years through 2016 in Israel has expired.

The income tax credit of $0.7 million in the year ended December 31, 2021 is comprised primarily of a $1.5 million claim of U.K. tax credits for 2020 and 2021 under the Research and Development Expenditure Credit (“RDEC”) regime, offset by an income tax charge of $0.4 million mainly incurred in Japan, a tax charge of $0.3 incurred in India due to Indian transfer pricing controls and a $0.1 million charge related to various foreign jurisdictions. The income tax credit of $0.8 million in the year ended December 31, 2020 is comprised primarily of a $1.8 million claim of tax credits for 2019 and 2020 under the RDEC regime, offset by an income tax charge of $0.8 million mainly incurred in Japan, a tax charge of $0.1 incurred in India due to Indian transfer pricing controls and a $0.1 million charge related to various foreign jurisdictions.

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current tax provision:
Federal	$—	$(28)
State	1	—
Foreign	(691)	(754)
Total current	(690)	(782)

Deferred tax provision:
Federal	—	—
State	—	—
Total deferred	—	—
Total income tax benefit	$(690)	$(782)

The loss before tax was $70.1 million and $26.4 million which includes $30.7 million and $15.6 million loss before tax attributable to domestic U.S. operations for the years ended December 31, 2021 and 2020, respectively. The Company did not record a material income tax benefit for the tax losses generated in any of the territories in which it operates because it has experienced operating losses since inception.

At December 31, 2021, the Company had the following net operating loss (“NOL”) carry-forwards (gross, in thousands):

Country	NOL Carryforwards	Expiry Terms
U.K.	$262,434	Does not expire
U.S.	207,015	Expires in up to 16 years
U.S.	24,632	Does not expire
Australia	5,220	Does not expire
Israel	281,173	Does not expire
Finland	338	Expires in up to 7 years
Other	1,991	Expires in up to 5 years

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	As of December 31,
	2021	2020
Net operating loss carryforwards	$154,210	$145,355
Fixed assets	2,037	2,539
R&D amortization	6,613	6,393
Accruals and reserves	10,813	8,238
R&D and other credits	4,267	4,191
Share-based compensation	2,645	2,306
Total deferred tax assets	180,585	169,022
Intangible assets	(1,145)	(1,395)
Total deferred tax liabilities	(1,145)	(1,395)
Valuation allowance	(179,440)	(167,627)
Total deferred tax assets, net	$—	$—

The Company recorded a change in valuation allowance amounting to $11.8 million and $13.4 million for the years ended December 31, 2021 and 2020, respectively.

The following is a reconciliation of income taxes, calculated at the effective U.S. federal income tax rate, to the income tax benefit (expense) included in the accompanying consolidated statements of operations for each of the years (in thousands):

	Years Ended December 31,
	2021	2020
Expected income tax benefit at U.S. rates	$14,713	$5,549
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	238	(301)
Expenditures not deductible for tax purposes	(198)	(43)
Non-deductible officer compensation	(1,656)	—
Fair market value changes	1,590	—
Expiry of foreign taxable losses	(4,493)	6,218
Other	599	502
Valuation allowance on tax benefits	(11,817)	(13,385)
UK R&D tax credits	1,714	2,242
Income tax benefit	$690	$782

Utilization of the U.S. net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, and similar state provisions, due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. As of December 31, 2021, the Company has not completed a 2021 Section 382 study to assess whether a change of ownership has occurred in connection with certain of its U.S. net operating losses and credit carryforwards

Since the Company’s utilization of these deferred tax assets is dependent on future profits, a valuation allowance equal to the net deferred tax assets has been provided as it is considered more likely than not that such assets will not be realized. The valuation allowance includes a reduction in deferred tax assets through tax rate reductions in non-US jurisdictions. Through December 31, 2021, the Company has historically concluded that a full valuation allowance is required to offset the net deferred tax assets.